Summary of significant accounting policies	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Summary of significant accounting policies
3.	Summary of significant accounting policies

The following is a summary of significant accounting policies followed by the Company in the preparation of these consolidated financial statements.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from estimates. The significant estimates underlying the Company’s consolidated financial statements include revenue recognition, including the accounting for certain merchant revenues, allowance for doubtful accounts, recoverability of intangible assets with indefinite useful lives and goodwill, contingencies, fair value of stock based compensation and fair value of financial instruments. The consolidated financial statements reflect all adjustments considered, in the opinion of management, necessary to fairly present the results for the periods presented.

Concentration of risk

The Company’s business is subject to certain risks and concentrations including dependence on relationships with travel suppliers, primarily airlines, dependence on third-party technology providers, exposure to risks associated with online commerce security and payment related fraud. It also relies on global distribution system (“GDS”) partners and third-party service providers for certain fulfillment services.

Financial instruments, which potentially subject the Company to concentration of credit risk, mainly consist of cash and cash equivalents and accounts receivable (i.e. clearing house for credit cards). The Company maintains cash and cash equivalents balances in financial institutions that management believes are high credit quality. Accounts receivable are settled mainly through customer credit cards and debit cards; the company maintains allowance for doubtful accounts based on management’s evaluation of various factors, including the credit risk of customers, historical trends and other information.

Revenue recognition

The Company generates revenue as a result of the booking of travel products and services on its websites and mobile apps. The Company provides customers the ability to book travel products and services on both a stand-alone basis or as a vacation package, primarily through its merchant and agency business models.

The Company derives its revenue mainly from:

•	Commissions earned from intermediating services, including facilitating reservations of flight tickets, hotel accommodations, car rentals and other travel-related products and services;

•	Service fees charged to customers for processing air tickets, hotel accommodations, car rentals and other travel-related products and services;

•	Override commissions or incentives from suppliers and GDS providers if the Company meets certain performance conditions; and

•	Advertising revenues from the sale of advertising placements on the Company’s websites.

Revenue is recognized upon the transfer of control of our promised services in an amount that reflects the consideration we expect to be entitled to in exchange for those services, which generally occurs at the completion of the transaction on the Company’s platform at the time of booking. Concurrently, the Company will recognize a provision for cancellations and customers failing to arrive for their reservations for all refundable pre-paid sales and all pay-at-destination reserves recognized under these criteria.

For our primary transaction-based revenue sources, discussed below, we have determined net presentation (that is, the amount billed to the traveler less the amount paid to a supplier) is appropriate for the majority of our revenue transactions as the supplier is primarily responsible for providing the underlying travel services and we do not control the service provided by the supplier to the traveler. We exclude all taxes assessed by a government authority, if any, from the measurement of transaction prices that are imposed on our travel related services or collected by the Company from customers (which are therefore excluded from revenue).

The Company offers travel products and services through the following business models: the Prepay/Merchant Model, which represents approximately 80% of total revenue, Other Revenue including GDS incentives, advertising represents 15% and the Pay-at-destination/Agency Model, which represents approximately 5% of total revenue.

Prepay/Merchant Business Model

Through this model the Company’s performance obligation is to facilitate the booking of air travel, accommodation, car rentals, cruises, destination services and vacation packages. The Company generates revenue based on the difference between the total amount that the customer pays for the travel product and the net rate owed to the supplier plus estimated taxes. Despegar.com also earns revenue by charging customers a service fee for booking their travel reservation. Customers generally pay at the time of booking and the Company generally pays to the supplier at a later date, which is normally at the time the customer uses the travel reservation.

Despegar.com recognizes revenue on a net base, and for some bookings where the Company pre-purchase the flight seats, in gross base, when the customer completes the reservation process in the Company’s platform, which is when the Company’s performance obligation is satisfied. For the refundable transaction, the Company records an allowance for collection risk on this revenue based on historical experience for cancellation. For travel products that are cancelled by the customer after a specified period of time, the Company may charge a cancellation fee or penalty similar to the amount that the supplier charges for the cancellation.

Packages and sales transactions performed by customers through affiliated agencies are recognized following the revenue recognition policy described above.

Pursuant to the terms of the Company’s merchant supplier agreements with hotels, the Company’s travel service suppliers are permitted to bill it for the underlying cost of the service during a specified period of time. In the event that the Company is not billed by the travel supplier within a 12-month period from the check-out date, the Company recognizes incremental revenue from the unbilled amounts.

Pay-at-Destination/Agency Business Model

Through this model, the Company’s performance obligation is to facilitate the booking of hotels, car rentals and other travel-related products and services to be paid at destination. Despegar.com earns a commission paid directly by suppliers. The Company generally collects these commissions after the customer uses the travel reservation. In certain circumstances, the Company may also earn revenue by charging customers with a service fee for booking their travel reservation.

The Company recognizes revenue on a net basis when the customer completes the reservation process in the Company’s platform, which is when the Company’s performance obligation is satisfied. In addition, the Company records an allowance for collection risk on this revenue based on historical experience.

Incentives

The Company may receive override commissions from air, hotel and other travel service suppliers when it meets certain performance conditions. These variable considerations are recognized on a monthly accrued basis in accordance with the achievement of thresholds determined by each supplier.

Additionally, the Company uses GDS services provided by recognized suppliers. Under GDS service agreements, the Company earns revenue in the form of an incentive payment for sales that are processed through a GDS if certain contractual volume thresholds are met. Revenue is recognized for these incentive payments on a monthly accrued basis in accordance with ratable volume thresholds.

Advertising

The Company records advertising revenue ratably over the advertising period or upon delivery of advertising material, depending on the terms of the advertising agreement.

Cash and cash equivalents

Cash and cash equivalents includes investments with a maturity of three months or less when purchased. All results generated from these investments are recorded as financial results when earned.

Restricted cash

The primary purpose of restricted cash is to collateralize operations with suppliers of travel products and services and related service providers such as IATA.

Accounts receivable, net of allowances for doubtful accounts

Accounts receivables are mainly related to credit card receivables, incentives and advertising, which are carried at the invoice amount less an allowance for doubtful accounts. The Company determines its allowance based on the aging of its receivables. While management uses the information available to make evaluations, future adjustments to the allowance may be necessary if future economic conditions differ substantially from the assumptions used in making the evaluations. Management has considered all events and/or transactions that are subject to reasonable and normal methods of estimations, and the consolidated financial statements reflect that consideration.

Property and equipment, net

Property and equipment are stated at acquisition cost, less accumulated depreciation. Depreciation expense is calculated using the straight-line method, based on the estimated useful lives of the related assets.

The estimated useful lives (in years) of the main categories of the Company’s property and equipment are as follows:

Asset	Estimated useful life (years)
Computer hardware	3
Office furniture and fixture	10
Buildings	50

Expenditures for repairs and maintenance are charged to expense as incurred. The cost of significant renewals and improvements is added to the carrying amount of the respective asset and its depreciated over the life of the contract.

When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts, and any resulting gain or loss is reflected in the consolidated statement of operations.

Goodwill and Intangible assets, net

Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in a business combination. Goodwill is not subject to amortization, but is subject to an annual assessment for impairment, or more frequently if events and circumstances indicate impairment may have occurred.

Intangible assets resulting from the acquisition of companies were estimated by management based on the fair value of assets received. Identifiable intangible assets are comprised of trademarks and internet domains. Trademarks and domains are not subject to amortization, but subject to an annual impairment assessment.

Certain costs incurred related to the development of internal-use software are capitalized. Development costs incurred during the application development stage and upgrades and enhancement to existing software that provides additional functionality are capitalized. Costs incurred related to the preliminary project and post-implementation phases are expensed as incurred.

Software internally developed is amortized over a period of three years according to its expected useful life, using the straight-line method. In addition, the asset value of the software is evaluated for impairment periodically.

Financial systems are amortized over a period of 10 years, using the straight-line method.

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairments whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to undiscounted future net cash flows expected to be generated by the asset. If such assets are considered to be impaired on this basis, the impairment loss to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

As of December 31, 2018, the Company concluded that the property held in Caracas, Venezuela, should be impaired. As a consequence, the Company estimated the fair value of the impaired long-live asset and recorded impairment losses of $ 363 thousand as of December 31, 2018, by using the market approach and considering prices for similar assets.

Impairment of goodwill and intangible assets with indefinite useful life

Goodwill and intangible assets with indefinite lives are reviewed at least annually for impairment, generally as of December 31, or more frequently if events and circumstances indicate impairment may have occurred. Impairment of goodwill is tested at the reporting unit level by comparing the reporting units carrying amount, including goodwill, to the fair value of the reporting unit. The fair values of the reporting units are estimated using a combination of the income or discounted cash flows approach and the market approach, which utilizes comparable companies’ data. If the carrying amount of the reporting unit exceeds its fair value, goodwill is considered impaired and a second step is performed to measure the amount of impairment loss, if any.

No impairments were recognized during the reporting years for goodwill or intangible assets with indefinite life.

Travel suppliers payable

Travel suppliers payable is mainly related to debt with airlines, hotels and other product suppliers. These payables are generated when customers complete the reservation process in the Company’s platform and are paid to the suppliers after customers use the service and suppliers invoice the Company, and to the airlines within thirty day of the customers’ booking. These payables are recorded at the invoice amount. For hotels and other product suppliers, the Company instituted a clause in the contract imposing a twelve-month time limit from the check-out date for the Company’s travel supplier to invoice for payment, after the twelve-month time the Company recognizes the revenue for release of age payables.

Pension information

The Company does not maintain any pension plans. The laws in the different countries in which the Company carries out its operations provide for pension benefits to be paid to retired employees from government pension plans and/or private pension plans. Amounts payable to such plans are accounted for on an accrual basis.

Severance payments

The Company may register a liability for severance payments if the following criteria are met: (a) management, having the authority to approve the action, commits to a plan of termination; (b) the plan identifies the number of employees to be terminated, their job classifications or functions and their locations, and the expected completion date; (c) the plan establishes the terms of the benefit arrangement, including the benefits that employees will receive upon termination, in sufficient detail to enable employees to determine the type and amount of benefits they will receive if they are involuntarily terminated; (d) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn; and (e) the plan has been communicated to employees.

Contingent liabilities

The Company has certain regulatory and legal matters outstanding, as discussed further in note 14 “Commitments and Contingencies.” Periodically, the status of all significant outstanding matters is reviewed to assess the potential financial exposure. When (i) it is probable that an asset has been impaired or a liability has been incurred and (ii) the amount of the loss can be reasonably estimated, the Company records the estimated loss in the consolidated statements of operations.

Additionally, disclosure in the notes to the consolidated financial statements is provided for loss contingencies that do not meet both of these conditions if there is a reasonable possibility that a loss may have been incurred that would materially impact the financial position and results of operations. Significant judgment is required to determine the probability that a liability has been incurred and whether such liability is reasonably estimable.

The Company records accruals related to commercial, labor and tax contingencies that may generate an obligation for the Company. Accruals are made on the best information available at the time; such analysis may be highly subjective. The final outcome of these matters could vary significantly from the amounts included in the accompanying consolidated financial statements.

Derivative instruments

Derivative instruments are carried at fair value on the consolidated balance sheets. The fair values of the derivative financial instruments generally represent the estimated amounts the Company would expect to receive or pay upon termination of the contracts as of the reporting date.

As of December 31, 2018 the Company maintained derivative instruments consisting of foreign currency forward contracts. The Company uses foreign currency forward contracts to hedge exposure in currencies different from the reporting currency. The goal in managing the foreign exchange risk is to reduce, to the extent practicable, the potential exposure to exchange rate fluctuations and its resulting effect on earnings, cash flows and financial position. The foreign currency forward contracts are typically short-term and do not qualify for hedge accounting treatment. Changes in fair value are recorded in financial results.

Following is the derivatives position as of December 31, 2018 and 2017:

	Currency	Notional amount	Type	Due	Avg Price (1)	Fair value
2018
	Brazilian reais	$9,700	Purchase	Mar- 19	4.19	(760)
	Chile pesos	$7,000	Purchase	Jan / Feb- 19	689.29	92
	Mexican pesos	$2,000	Sell	Feb - 19	19.75	n/m
2017
	Argentine pesos	$2,000	Purchase	Jan-18	17.835	115
	Chile pesos	$8,500	Purchase	Jan-18	634.49	(260)
Mexican pesos		$7,000	Sell	Jan / Feb-18	19.27	(214)

(1)	In each respective currency.

The changes in fair value of derivatives have been accounted for under Financial income/(expense) in the consolidated statement of operations.

Comprehensive income / (loss)

Comprehensive income / (loss) includes net income / (loss) as currently reported under U.S. GAAP and also considers the effect of additional economic events that are not required to be recorded in determining net income, but are rather reported as a separate component of shareholders’ deficit.

Other comprehensive income / (loss) includes the cumulative translation adjustment relating to the translation of the financial statements of the Company’s foreign subsidiaries (see Note 2 “Foreign currency translation”).

Stock-based compensation

Compensation cost related to stock-based employee compensation arrangements are accounted for at fair value at the time of grant. The calculation of fair value is affected by the Company’s stock price estimation as well as assumptions regarding a number of highly complex and subjective variables at the time of the grant. Compensation cost is recognized on a straight-line basis over the requisite service period which commences on the grant date as there exists a mutual understanding of the key terms and conditions at the date the award is approved by the board of directors or other management with relevant authority and the following conditions are met:

•	The award is a unilateral grant and, therefore, the recipient does not have the ability to negotiate the key terms and conditions of the award with the employer.

•	The key terms and conditions of the award had been communicated to an individual recipient within a relatively short time period from the date of approval.

Marketing and advertising expenses

The Company incurs advertising expense consisting of offline costs, including television and radio advertising, and online advertising expense to promote the business. The Company expenses the production costs associated with advertisements in the period in which the advertisement first takes place. The Company expenses the costs of advertisement in the period during which the advertisement space or airtime is consumed. Internet advertising expenses are recognized based on the terms of the individual agreements, which is generally over the greater of (i) the ratio of the number of clicks delivered over the total number of contracted clicks, on a pay-per-click basis, or (ii) on a straight-line basis over the term of the contract.

Advertising expenses for 2018, 2017 and 2016 amounted to $ 150,275, $ 144,777 and $ 102,770, respectively.

Financial income / (expense)

The Company incurs in financial expenses items such as factoring for discounted installments, interest paid for derivatives instruments and financial liabilities and foreign exchange rate, and generates financial income from financial investments, derivatives instruments and foreign exchange rate.

Accounting for income taxes

The Company is subject to U.S. and foreign income taxes. The provision for income taxes includes federal and foreign taxes. Income taxes are accounted for under the asset and liabilities method. Under this method, deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company set up a valuation allowance for that component of net deferred tax assets which does not meet the more-likely-than-not criterion for realization. A valuation allowance is recognized for a component of net deferred tax assets, including tax loss carryforward, which is assessed as not recoverable. As of December 31, 2018 and 2017 the valuation allowance amounted to $ 18,007 and $ 42,584, respectively.

Due to inherent complexities arising from the nature of the Company’s business, future changes in income tax law, transfer pricing new regulations or variances between actual and anticipated operating results, the Company makes certain judgments and estimates. Therefore, actual income taxes could materially vary from those estimates.

Recently Adopted Accounting Standards

Effective January 1, 2018, the Company adopted ASC 606 – Revenue from contracts with customers related to revenue recognition (ASC 606) issued by the Financial Accounting Standards Board (FASB) in 2014. ASC 606 provides a unified model to determine when and how revenue is recognized. The core principle is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration for which the entity expects to entitled in exchange for those goods or services.

The Company adopted ASC 606 using the modified retrospective approach for all contracts reflecting the aggregate effect of modifications prior to the date of adoption. Results for reporting periods beginning after January 1, 2018 are presented under the new guidance, while prior period amounts were not adjusted and continue to be reported under the accounting standards in effect for those periods.

Upon adoption, we recognized a cumulative effect of applying the new revenue guidance as an increased in the opening balance of retained earnings of $ 42.8 million, comprised of changes in the accounting of our contract with customers mainly due to recognition of commissions and customer fees ($26.4 million) which under the previous accounting standard were deferred and “pay at destination” bookings ($10.5 million) which under the previous accounting standard were recognized on an accrual basis when the travel occurred.

The cumulative effect of the revenue accounting changes made to our consolidated balance sheet as of January 1, 2018 were as follows:

	Balance at December 31, 2017		Adjustments (1)	Balance at January 1, 2018
Current Assets	$			$
Accounts Receivables		198,273	15,407		213,680
Current Liabilities
Deferred Revenue		30,113	(27,455)		2,658
Shareholders’ Equity
Accumulated losses		(367,616)	42,862		(324,754)

(1)	Net of tax effect

Other Recently Adopted Accounting Standards

Effective January 1, 2018, the Company adopted the Accounting Standard Update No. 2016-18, Statement of cash flows (Topic 230): Restricted Cash (ASU 2016-18), which requires companies to include amounts generally describe as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flow. The adoption of this standard had only affected the disclosure of the Consolidated Cash Flow statement.

In June 2018, the FASB issued ASU No. 2018-07 related to accounting for share-based payments with non-employees (Topic 505). The updated guidance substantially aligns the accounting requirements of share-based payment awards to non-employees with those of employees. The guidance is effective for annual and interim reporting periods beginning after December 15, 2018, with early adoption permitted. The Company elected to early adopt the new guidance in the fourth quarter of 2018, with the grant of a stock-compensation contract to non-employees during November of 2018. As the Company did not grant share-based payments to non-employees in the previous years, the adoption of this new standard had no impact in the consolidated financial statement for 2018.

Recently issued accounting pronouncements not yet adopted

The Company provides below a description of those standards which are relevant to the Company’s business only and the impact of their adoption if any.

On February 25, 2016 the FASB issued ASU 2016-02. The amendments in this update create Topic 842, Leases, which supersedes Topic 840, Leases. The core principle of Topic 842 is that a lessee should recognize the assets and liabilities that arise from leases. Previous GAAP did not require lease assets and lease liabilities to be recognized for most leases. A lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. Topic 842 retains a distinction between finance leases and operating leases. The classification criteria for distinguishing between finance leases and operating leases are substantially similar to the classification criteria for distinguishing between capital leases and operating leases in the previous leases guidance. The result of retaining a distinction between finance leases and operating leases is that under the lessee accounting model in Topic 842, the effect of leases in the statement of comprehensive income and the statement of cash flows is largely unchanged from previous GAAP. Based on existing leases currently classified as operating leases, the Company expects to recognize on the statements of financial position right-of-use assets and lease liabilities. The amendments in this update are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company has adopted this guidance as of January 1, 2019. We have elected the optional transition method that allows for a cumulative-effect adjustment in the period of adoption and will not restate prior periods. Based on our lease portfolio as of December 31, 2018, upon adoption we anticipate recording on our consolidated balance sheet right-of-use assets of approximately $5.4 million as well as operating lease liabilities of approximately $5.4 million with no material impact to our consolidated statements of operations or cash flows.

On June 16, 2016 the FASB issued the ASU 2016-13 “Financial Instruments-Credit Losses (Topic 326): Measurement of credit losses on financial instruments”. This update amends guidance on reporting credit losses for assets held at amortized cost basis and available for sale debt securities. For assets held at amortized cost basis, this update eliminates the probable initial recognition threshold in current GAAP and, instead, requires an entity to reflect its current estimate of all expected credit losses. For available for sale debt securities, credit losses should be measured in a manner similar to current GAAP, however this topic will require that credit losses be presented as an allowance rather than as a write-down. The new standard is effective for fiscal years beginning after December 15, 2019. The Company is assessing the effects that the adoption of this accounting pronouncement may have on its financial statements.

In January 2017, the FASB issued ASU No. 2017-04. To simplify the subsequent measurement of goodwill, the amendments eliminate Step 2 from the goodwill impairment test. The annual, or interim, goodwill impairment test is performed by comparing the fair value of a reporting unit with its carrying amount. An impairment charge should be recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. In addition, income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit should be considered when measuring the goodwill impairment loss, if applicable. The amendments also eliminate the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step 2 of the goodwill impairment test. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. A public business entity should adopt the amendments for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The adoption of this standard is not expected to have a material impact on the Company’s financial statements.

On August 28, 2018, the FASB issued the ASU 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”. The update is related to the disclosure requirements on fair value measurements, which removes, modifies or adds certain disclosures. The guidance is effective for annual and interim reporting periods beginning after December 15, 2019, with early adoption permitted. The Company is assessing the effects that the adoption of this accounting pronouncement may have on its financial statements.

In August 2018, the U.S. Securities and Exchange Commission (SEC) adopted the final rule under SEC Release No. 33-10532, Disclosure Update and Simplification. This final rule amends certain disclosure requirements that are redundant, duplicative, overlapping, outdated or superseded. In addition, the amendments expand the disclosure requirements on the analysis of stockholders’ equity for interim financial statements. Under the amendments, an analysis of changes in each caption of stockholders’ equity presented in the balance sheet must be provided in a note or separate statement. The analysis should present a reconciliation of the beginning balance to the ending balance of each period for which a statement of comprehensive income is required to be filed. This final rule is effective for the Company for all filings made on or after November 5, 2018. The SEC staff clarified that the first presentation of the changes in shareholders’ equity may be included in the first Form 10-Q for the quarter that begins after the effective date of the amendments. The adoption of the final rule did not have a material impact on the Company’s consolidated financial statements. The Company will change its presentation of shareholder’s equity in its Form 20-F for the period ending December 31, 2019.

On August 29, 2018, the FASB issued the ASU 2018-15 “Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract.” The update conforms the requirements for capitalizing implementation costs incurred in a cloud computing arrangement that is a service contract with the accounting guidance that provides for capitalization of costs incurred to develop or obtain internal-use-software. The new guidance is effective for annual and interim reporting periods beginning after December 15, 2019, with early adoption permitted. The Company is assessing the effects that the adoption of this accounting pronouncement may have on its financial statements.